Schedule of trade and other receivables (Details) - CAD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for current expected credit losses (“CECL”)	$ (273)	$ (473)	$ (253)
Trade and other receivables	12,529	11,777
Receivables from Third Party Customers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables gross	5,704	9,987
Other Receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables gross	3,895	488
Sales and Income Tax Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables gross	$ 3,203	$ 1,775